INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Share of Profit from Investments in Equity Accounted Investees	CAD 116	CAD 1
Investments in Equity Accounted Investees	CAD 6,229	CAD 134
Alliance
Disclosure of joint ventures [line items]
Ownership Interest	50.00%	0.00%
Share of Profit from Investments in Equity Accounted Investees	CAD 40	CAD 0
Investments in Equity Accounted Investees	2,776	CAD 0
Aux Sable
Disclosure of joint ventures [line items]
Ownership Interest		0.00%
Share of Profit from Investments in Equity Accounted Investees	22	CAD 0
Investments in Equity Accounted Investees	CAD 449	CAD 0
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest	50.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Ownership Interest	50.00%	0.00%
Share of Profit from Investments in Equity Accounted Investees	CAD 29	CAD 0
Investments in Equity Accounted Investees	CAD 1,516	CAD 0
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest	46.30%	0.00%
Share of Profit from Investments in Equity Accounted Investees	CAD 22	CAD 0
Investments in Equity Accounted Investees	1,365	CAD 0
Other
Disclosure of joint ventures [line items]
Ownership Interest		50.00%
Share of Profit from Investments in Equity Accounted Investees	3	CAD 1
Investments in Equity Accounted Investees	CAD 123	CAD 134
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest	75.00%